LONG-TERM DEBT (Tables)	12 Months Ended
Nov. 30, 2021
Long-term Debt
Schedule of long term debt

	Third party	SBA Loan	Third party
	$		$
Balance, November 30, 2019	—	—	—
Advances	40,059	—	40,059
Balance, November 30, 2020 (current and long-term)	40,059	—	40,059
Acquired on acquisition of IndieFlix (Note 3)	—	156,625	156,625
Payments	(42,775)	—	(42,775)
Interest expense and accretion	2,716	1,640	4,356
Balance, November 30, 2021	—	158,265	158,265
Current portion	—	—	—
Long-term portion	—	158,265	158,265